Current Liabilities - Convertible Note	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Current Liabilities - Convertible Note
NOTE 19. CURRENT LIABILITIES – CONVERTIBLE NOTE

	Consolidated
	June 30, 2026 A$	June 30, 2025 A$
Current liabilities	—	1,104,878
Non-current liabilities	—	—
Total convertible note liabilities	—	1,104,878

	Consolidated
	June 30, 2026 A$	June 30, 2025 A$
Convertible note at fair value at beginning of reporting period	1,104,878	960,763
Net change in fair value	11,318	144,115
Transfer to contributed equity on conversion of Convertible Notes	(532,990)	—
Transfer to accumulated losses on conversion of Convertible Notes	(583,206)	—
Convertible note at fair value at end of reporting period	—	1,104,878

On May 11, 2015, the Company entered into a subscription agreement with Ridgeback Capital Investments (Ridgeback) to invest in Convertible Notes and Warrants of the Company for cash consideration totaling $13,750,828, which was subject to shareholder approval at an Extraordinary General Meeting. Shareholder approval was received on July 31, 2015.

The 13,750,828 Convertible Notes issued in 2015 had a face value of $1.00 per note and accrued interest at a rate of 3% per annum. Until their conversion in full on July 18, 2025, they were convertible at a price of approximately $0.15 per share (adjusted for post share consolidation and the applicable anti-dilution clause).
Details of the warrants granted together with the convertible note at initial recognition date are as follows:

•	8,475,995 warrants were granted which were exercisable at a price of A$0.025 per share on or before August 4, 2025

•	371,445,231 warrants were granted which were exercisable at a price of A$0.0237 per share on or before August 4, 2020
All warrants may be settled on a gross or net basis and the number of warrants or exercise price may be adjusted for a pro rata issue of shares, a bonus issue or capital re-organization.
The Warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.
During FY2021, 75% of the Convertible Notes were converted to ordinary shares. These occurred in three tranches of 25% each between March 2021 and June 2021. During FY2022, a further 12.5% of the original Convertible Notes were converted to ordinary shares in March 2022. During FY2023, a further 6.25% of the original Convertible Notes were converted to ordinary shares in October 2022. On July 18, 2025, the remaining 6.25% of the Convertible Notes were converted in full into 7,441,304 ordinary shares at a conversion price of $0.15 per share in accordance with the terms of the subscription agreement. No convertible notes remain outstanding as at June 30, 2026. All converted notes have been converted to ordinary shares with A$nil consideration per the original Subscription Agreement.
As a result of the 10 to 1 share consolidation in November 2019, the above cited warrants were restated in accordance with the subscription agreement. The exercise prices have been adjusted for the capital raising during the previous financial periods under the anti-dilution clause of share purchase agreements.
The warrant expiry dates remained unchanged. The restated terms were as follows:

•	847,600 warrants with an exercise price of A$0.24 per share (exercised via net settlement on July 18, 202 5);

•
37,144,524 warrants with an exercise price of A$0.235 per share (lapsed unexercised on August 4, 2020). All warrants have either been exercised or lapsed as at June 30, 2026. 847,600 warrants with an exercise price of A$0.24 per share were net settled on July 18,
2025; as a result, 33,904 ordinary shares were issued.

Fair value of convertible notes
The following assumptions were used to determine the initial fair value of the debt component of the convertible note which were based on market conditions that existed at the grant date:

Assumption	Convertible notes	Rationale
Historic volatility	85.0%	Based on the Company’s historical volatility data
Share price	$0.051	Closing market share price on July 31, 2015
Risk free interest rate	2.734%	Based on Australian Government securities yields which match the term of the convertible note
Risk adjusted interest rate	15.0%	An estimate of the expected interest rate of a similar non-convertible note issued by the company
Dividend yield	0.0%	Based on the Company’s nil dividend history

The fair value of the convertible note was allocated between a financial liability for the traditional note component of the convertible note and equity which represents the conversion feature. The traditional note component of the convertible note was initially recorded at fair value of
$4.4 million, based on the present value of the contractual cash flows of the note discounted at 15%. The remaining value of the convertible note was allocated to the conversion feature and recognized as equity. After initial recognition, the liability component of the convertible note has been measured at fair value as required by AASB 2 (IFRS 2).
After initial recognition, there were six subsequent conversions of convertible notes in total as follows, the last of which occurred on July 18, 2025 (during the year ended June 30, 2026):
Conversion of 3,437,707 convertible notes on March 18, 2021 (25%)
Conversion of 3,437,707 convertible notes on May 14, 2021 (25%)
Conversion of 3,437,707 convertible notes on June 7, 2021 (25%)
Conversion of 1,718,853 convertible notes on March 14, 2022 (12.5%)
Conversion of 859,427 convertible notes on October 14, 2022 (6.25%)
Conversion of 859,427 convertible notes on July 18, 2025 (6.25%).
No convertible notes remained outstanding following this conversion. The liability component of the convertible note was measured at fair value as required by AASB 2 (IFRS 2) - Share-based Payments until conversion.

	Convertible Note – Liability A$	Conversion feature – Equity A$
Fair value at issuance	4,419,531	41,431,774
Fair value movements	6,286,075	—
Conversion to ordinary shares	(10,705,606)	(41,431,774)

Balance at June 30, 2026	—	—